Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Fixed Assets, Net
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2018	$3,559,161	$(763,190)	$2,795,971
Additions	2,830	—	2,830
Impairment Loss	(337,738)	127,023	(210,715)
Depreciation	—	(107,757)	(107,757)
As of December 31, 2018	$3,224,253	$(743,924)	$2,480,329
Additions	6,050	—	6,050
Depreciation	—	(96,505)	(96,505)
As of December 31, 2019	$3,230,303	$(840,429)	$2,389,874
Additions	191,594	—	191,594
Depreciation	—	(101,531)	(101,531)
As of December 31, 2020	$3,421,897	$(941,960)	$2,479,937

Schedule of vessels acquired

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Blackwell Seaways Inc.	Niledutch Lion	2008	8,626	January 23, 2020
Rewarding International Shipping Inc.	Phoebe	2005	8,463	April 14, 2020
Oceancarrier (No.1) Corp.	Charleston	2005	8,533	June 10, 2020
Oceancarrier (No. 2) Corp.	Bremen (ex CPO Bremen)	2009	9,012	December 3, 2020
Oceancarrier (No. 3) Corp.	C Hamburg (ex CPO Hamburg)	2009	9,012	December 15, 2020

Schedule of leaseback instalments

The scheduled leaseback instalments subsequent to December 31, 2020 are as follows (in thousands):

Instalments due by period ended:
December 31, 2021	$30,916
December 31, 2022	30,915
December 31, 2023	30,915
Until May 2024	46,249
Total leaseback instalments	138,995
Less: Imputed interest	(15,605)
Total leaseback obligation	123,390
Less: Deferred finance costs, net	(3,290)
Less: Current leaseback obligation	(24,515)
Leaseback obligation, net of current portion	$95,585